UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, LLC

Address:  461 Fifth Avenue, 10th Floor
          New York, New York 10017

13F File Number: 28-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory L. Florio
Title:    Chief Compliance Officer
Phone:    (212) 381-0159

Signature, Place and Date of Signing:


/s/ Gregory L. Florio          New York, New York           February 13, 2007
--------------------        ------------------------       ---------------------
     [Signature]                 [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  97

Form 13F Information Table Value Total:  $774,130
                                       (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number     Name

1.   28-10683                 Marathon Global Convertible Master Fund, Ltd.

2.   28-11614                 Marathon Special Opportunity Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN 2         COLUMN 3     COL 4         COLUMN 5         COL 6   COLUMN 7         COLUMN 8
                                                CUSIP        VALUE   SHRS OR    SHS/ PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   NUMBER      (x1000)  PRN AMT    PRN  CALL  DISCRTN  MANAGERS  SOLE       SHARED NONE
--------------                 --------------   ------      -------  ------     ---- ----  -------  --------  ----       ------ ----
3M CO                          COM              88579Y101       85          251 SH   CALL  DEFINED  1                251
ALCOA INC                      COM              013817101       45        1,502 SH         SOLE     NONE           1,502
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105       54        1,186 SH         SOLE     NONE           1,186
AMGEN INC                      COM              031162100    1,136          737 SH   PUT   DEFINED  1                737
ARACRUS CELULOSE S A           SPON ADR PFD B   038496204      359        5,863 SH         SOLE     NONE           5,863
ARCHER DANIELS MIDLAND CO      COM              039483102        7          231 SH         SOLE     NONE             231
BANCO BRADESCO S A             SP ADR PFD NEW   059460303    1,712       42,436 SH         SOLE     NONE          42,436
BANCO SANTANDER CHILE NEW      SP ADR REP COM   05965X109      491       10,185 SH         SOLE     NONE          10,185
BANK OF AMERICA CORPORATION    COM              060505104      910        2,731 SH   CALL  DEFINED  1              2,731
BANK OF AMERICA CORPORATION    COM              060505104       56        2,056 SH   PUT   DEFINED  1              2,056
BAUSCH & LOMB INC              COM              071707103    1,780       34,200 SH         DEFINED  1             34,200
BLOSK H & R INC                COM              093671105      346       15,000 SH         DEFINED  1             15,000
BOEING CO                      COM              097023105      668        1,173 SH   CALL  DEFINED  1              1,173
BOSTON PPTYS LTD PARTNERSHIP   NOTE 3.750% 5/1  10112RAG9   23,250   20,000,000 PRN        DEFINED  1         20,000,000
CENTERPOINT ENERGY INC         NOTE 2.875% 1/1  15189TAL1   26,500   20,000,000 PRN        DEFINED  1         20,000,000
CENTERPOINT ENERGY INC         NOTE 3.750% 5/1  15189TAM9   32,551   22,200,000 PRN        DEFINED  1         22,200,000
CHINA NETCOM GROUP CORP HK L   SPONSORD ADR     16940Q101      281        5,259 SH         SOLE     NONE           5,259
CHINA PETE & CHEM CORP         SPON ADR H SHS   16941R108      725        7,831 SH         SOLE     NONE           7,831
CHINA UNICOM LTD               SPONSORD ADR     16945R104    1,409       94,647 SH         SOLE     NONE          94,647
CISCO SYS INC                  COM              17275R102    3,715        8,795 SH   CALL  DEFINED  1              8,795
CISCO SYS INC                  COM              17275R102       47        3,599 SH   PUT   DEFINED  1              3,599
CITADEL BROADCASTING CORP      NOTE 1.875% 2/1  17285TAB2    6,560    8,000,000 PRN        DEFINED  1          8,000,000
CITIGROUP INC                  COM              172967101    1,320        3,075 SH   CALL  DEFINED  1              3,075
CITIGROUP INC                  COM              172967101        1          201 SH   PUT   DEFINED  1                201
CONOCOPHILLIPS                 COM              20825C104    5,947       82,657 SH         SOLE     NONE          82,657
CONTINENTAL AIRLS INC          NOTE 4.500% 2/0  210795PD6   15,938   15,000,000 PRN        DEFINED  2         15,000,000
CONTINENTAL AIRLS INC          NOTE 5.000% 6/1  210795PJ3   37,353   17,066,000 PRN        DEFINED  1,2        17,066,000
CONTINENTAL AIRLS INC          CL B             210795308      168        8,400 SH   PUT   DEFINED  2              8,400
EMBARQ CORP                    COM              29078E105    1,740       33,109 SH         SOLE     NONE          33,109
EMCOR GROUP INC                COM              29084Q100      451        7,927 SH         DEFINED  2              7,927
ESSEX PORTFOLIO L P            NOTE 3.625%11/0  29717PAB3   22,706   17,500,000 PRN        DEFINED  1         17,500,000
EXXON MOBIL CORP               COM              03021G102    2,375        2,761 SH   CALL  DEFINED  1              2,761
EXXON MOBIL CORP               COM              03021G102       14        2,742 SH   PUT   DEFINED  1              2,742
FISHER SCIENTIFIC INTL INC     NOTE 2.500%10/0  338032AW5   28,970   14,659,000 PRN        DEFINED  1         14,659,000
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5   30,994   29,000,000 PRN        DEFINED  1         29,000,000
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857      702       12,600 SH         DEFINED  1             12,600
GOLD FIELDS LTD                SPONSORD ADR     38059T106    2,996      158,660 SH         SOLE     NONE         158,660
GRACE W R & CO NEW             COM              38388F108    5,839      294,900 SH         DEFINED  2            294,900
GREY GLOBAL GROUP INC          SDCV 5.000%10/1  39787MAB4   39,825   30,000,000 PRN        DEFINED  1         30,000,000
HALLIBURTON CO                 NOTE 3.125% 7/1  406216AM3   39,727   23,542,000 PRN        DEFINED  1         23,542,000
HASBRO INC                     DBVC 2.750%12/0  418056AN7   33,655   26,500,000 PRN        DEFINED  1         26,500,000
HEALTH MGMT ASSOC INC NEW      NOTE 4.375% 8/0  421933AF9   23,316   23,000,000 PRN        DEFINED  1         23,000,000
IPCS INC                       COM NEW          44980Y305    5,536      100,000 SH         DEFINED  2            100,000
JETBLUE AWYS CORP              DBCV 3.750% 3/1  477143AC5    8,081    7,500,000 PRN        DEFINED  1          7,500,000
JETBLUE AWYS CORP              NOTE 3.500% 7/1  477143AB7   14,148   14,757,000 PRN        DEFINED  1         14,757,000
JOHNSON & JOHNSON              COM              478160104      145        1,000 SH   CALL  DEFINED  1              1,000
JP MORGAN CHASE & CO           COM              46625H100      425        1,658 SH   CALL  DEFINED  1              1,658
JP MORGAN CHASE & CO           COM              46625H100      181        1,707 SH   PUT   DEFINED  1              1,707
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7    7,808    7,427,000 PRN        DEFINED  1          7,427,000
MASCO CORP                     NOTE 7/2         574599BB1   19,210   41,091,000 PRN        DEFINED  1         41,091,000
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0   26,500   25,000,000 PRN        DEFINED  1         25,000,000
MERCK & CO INC                 COM              589331107    1,755       12,248 SH   CALL  DEFINED  1             12,248
MITTAL STEEL CO N V            NY REG SH CL A   60684P101      129        3,063 SH         SOLE     NONE           3,063
MORGAN STANLEY                 COM NEW          617446448    2,277        2,059 SH   CALL  DEFINED  1              2,059
MORGAN STANLEY                 COM NEW          617446448       17        1,021 SH   PUT   DEFINED  1              1,021
MOTOROLA INC                   COM              620076109    4,637      225,550 SH         DEFINED  1            225,550
MOTOROLA INC                   COM              620076109      327        9,093 SH   CALL  DEFINED  1              9,093
MOTOROLA INC                   COM              620076109    1,471        5,574 SH   PUT   DEFINED  1              5,574
NEWMONT MINING CORP            COM              651639106      790       17,500 SH         DEFINED  1             17,500
NEWMONT MINING CORP            COM              651639106       87          539 SH   CALL  DEFINED  1                539
NEWMONT MINING CORP            COM              651639106      226          778 SH   PUT   DEFINED  1                778
NRG ENERGY INC                 COM NEW          629377508      168        3,000 SH         DEFINED  1              3,000
NTL INC DEL                    COM              62941W101   22,786      902,755 SH         DEFINED  2            902,755
NTL INC DEL                    COM              62941W101        1        4,337 SH         DEFINED  2              4,337
OMI CORP                       NOTE 2.875%12/0  670874AF3    4,781    5,000,000 PRN        DEFINED  1          5,000,000
ON SEMICONDUCTOR CORP          NOTE 1.875%12/1  682189AD7   13,929   11,000,000 PRN        DEFINED  1         11,000,000
ORACLE CORP                    COM              68389X105      477        5,091 SH   CALL  DEFINED  1              5,091
ORACLE CORP                    COM              68389X105       54        1,858 SH   PUT   DEFINED  1              1,858
ORTHOVITA INC                  COM              68750U102    2,904      800,000 SH         DEFINED  1            800,000
PETROLEO BRASILEIRO SA PETRO   SPONSORD ADR     71654V408    6,164       59,855 SH         SOLE     NONE          59,855
PFIZER INC                     COM              717081103      195        1,000 SH   CALL  DEFINED  1              1,000
PLACER DOME INC                DBCV 2.750%10/1  725906AK7    5,769    4,238,000 PRN        DEFINED  1          4,238,000
QUALCOMM INC                   COM              747529103       15        3,000 SH   CALL  DEFINED  1              3,000
QUANTUM CORP                   COM DSSG         747906204    1,215      517,200 SH         DEFINED  2            517,200
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4   62,575   40,000,000 PRN        DEFINED  1         40,000,000
SCHLUMBERGER LTD               DBCV 1.500% 6/0  806857AC2   45,599   25,890,000 PRN        DEFINED  1         25,890,000
SEPRACOR INC                   NOTE 10/1        817315AW4   15,085   14,000,000 PRN        DEFINED  1         14,000,000
SLM CORP                       DBCV 7/2         78442PAC0   36,609   36,609,000 PRN        DEFINED  1         36,609,000
SOLECTRON CORP                 NOTE 0.500% 2/1  834182AT4   14,372   17,500,000 PRN        DEFINED  1         17,500,000
SPDR TR                        UNIT SER 1       78462F103       75          524 SH         DEFINED  1                524
SPDR TR                        UNIT SER 1       78462F103   28,480      200,000 SH         SOLE     NONE         200,000
SYBASE INC                     COM              871130100    8,092      327,600 SH         DEFINED  1            327,600
TELIK INC                      COM              87959M109      554      125,000 SH         DEFINED  1            125,000
TEXAS INSTRS INC               COM              882508104      878       30,500 SH         DEFINED  1             30,500
TEXAS INSTRS INC               COM              882507104       70        2,963 SH   CALL  DEFINED  1              2,963
TEXAS INSTRS INC               COM              882507104      237          856 SH   PUT   DEFINED  1                856
TIM PARTICIPACOES S A          SPONS ADR PFD    88706P106      786       22,705 SH         SOLE     NONE          22,705
TIME WARNER INC                COM              887317105       89        9,128 SH   PUT   DEFINED  1              9,128
TRIAD HOSPITAL INC             COM              89579K109    1,417       34,248 SH         DEFINED  2             34,248
U S AIRWAYS GROUP INC          COM              90341W108    4,906       91,101 SH         SOLE     NONE          91,101
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD  UT  9045E107     3,479       37,427 SH         SOLE     NONE          37,427
UNITED TECHNOLOGIES CORP       COM              913017109       25          900 SH   CALL  DEFINED  1                900
VERIZON COMMUNICATIONS         COM              92343V104    1,765        3,440 SH   CALL  DEFINED  1              3,440
VERIZON COMMUNICATIONS         COM              92343V104       24        1,396 SH   PUT   DEFINED  1              1,396
WELLS FARGO & CO NEW           COM              949746101       32          900 SH         DEFINED  1                900
WELLS FARGO & CO NEW           COM              949746101       29          700 SH   CALL  DEFINED  1                700
WELLS FARGO & CO NEW           COM              949746101       21        1,426 SH   PUT   DEFINED  1              1,426

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